Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Warrants [Abstract]
Schedule of weighted-average assumptions
	December 31, 2018	As of the date of issuance
Expected volatility	58.18%	65.70%
Risk-free interest rate	2.820%-2.822%	2.820%-2.822%
Expected term from grant date (in years)	2.43	2.50
Dividend rate	-	-
Fair value	$4.60-9.48	$5.73-10.34

Schedule of warrants
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding, January 1, 2018	-	$-	-

Granted	118,524	$13.79	2.50
Outstanding, December 31, 2018	118,524	$13.79	2.43